CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 8,088,068	$ 4,405	$ 9,656,280	$ (241,400)	$ (1,331,217)
Balance (in shares) at Dec. 31, 2011		4,405,190		80,731
Non cash compensation	30,879		30,879
Purchase of treasury shares	(28,572)			(28,572)
Purchase of treasury shares (in shares)				26,400
Net income for the year ended	388,610				388,610
Balance at Dec. 31, 2012	8,478,985	4,405	9,687,159	(269,972)	(942,607)
Balance (in shares) at Dec. 31, 2012		4,405,190		107,131
Non cash compensation	35,578		35,578
Exercise of stock options	22,540	28	22,512
Exercise of stock options (in shares)		28,000
Purchase of treasury shares	(99,363)			(99,363)
Purchase of treasury shares (in shares)				69,869
Dividends paid	(128,020)				(128,020)
Net income for the year ended	582,967				582,967
Balance at Dec. 31, 2013	$ 8,892,687	$ 4,433	$ 9,745,249	$ (369,335)	$ (487,660)
Balance (in shares) at Dec. 31, 2013		4,433,190		177,000